Schedule of Investments ─ NYLIM Merger Arbitrage ETF (formerly, NYLI Merger Arbitrage ETF)

July 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 88.7%

Communication Services — 13.8%
Clear Channel Outdoor Holdings, Inc.*	1,776,095	$4,298,150
Electronic Arts, Inc.	47,533	9,975,275
Globalstar, Inc.*	77,254	6,441,438
IHS Holding Ltd.*	403,294	3,307,011
Roku, Inc.*	20,054	2,908,031
Warner Bros Discovery, Inc.*	300,213	7,895,602
Total Communication Services		34,825,507

Consumer Discretionary — 5.5%
Caesars Entertainment, Inc.*	263,737	7,846,176
Global Business Travel Group I*	471,701	4,452,857
LCI Industries	10,657	1,090,851
Nathan's Famous, Inc.	4,118	404,017
Total Consumer Discretionary		13,793,901

Consumer Staples — 3.6%
Kenvue, Inc.	398,381	7,664,851
Tate & Lyle PLC	181,678	1,354,492
Total Consumer Staples		9,019,343

Energy — 4.6%
ARC Resources Ltd.	327,044	7,816,791
Secure Waste Infrastructure Corp.	221,936	3,822,200
Total Energy		11,638,991

Financials — 12.4%
Allfunds Group PLC	481,114	4,893,342
Brighthouse Financial, Inc.*	59,825	3,703,766
DigitalBridge Group, Inc.(a)	229,567	3,643,228
Equitable Holdings, Inc.	146,010	6,957,377
Payoneer Global, Inc.*	115,273	826,507
Schroders PLC	696,890	5,519,187
Webster Financial Corp.	72,329	5,585,245
Total Financials		31,128,652

Health Care — 9.8%
Apogee Therapeutics, Inc.*	15,845	2,124,656
Bio-Techne Corp.	33,399	2,407,734
NCR Atleos Corp.*	86,479	4,067,107
Organon & Co.	502,700	6,811,585
Penumbra, Inc.*(a)	16,553	5,316,658
Recordati Industria Chimica e Farmaceutica SpA	45,555	2,707,146
Talkspace, Inc.*	222,104	1,159,383
Total Health Care		24,594,269

Industrials — 11.6%
Arcosa, Inc.	14,120	2,050,224
InPost SA*	277,620	4,938,164
Norfolk Southern Corp.	32,575	10,928,261
Senior PLC	665,556	2,601,927
UniFirst Corp.	16,295	4,774,109
ZIM Integrated Shipping Services Ltd.	157,182	3,959,415
Total Industrials		29,252,100

Information Technology — 5.9%
LiveRamp Holdings, Inc.*	56,421	2,136,663
Nagarro SE(a)	6,617	581,267
Qorvo, Inc.*	68,788	6,230,129
Silicon Laboratories, Inc.*	19,981	4,345,868
Synaptics, Inc.*	13,626	1,462,342
Total Information Technology		14,756,269

Materials — 6.6%
Huntsman Corp.	111,093	1,084,268
Teck Resources Ltd., Class B	213,892	12,884,854

	Shares	Value
Common Stocks (continued)

Materials (continued)
Vault Minerals Ltd.	811,706	$2,719,388
Total Materials		16,688,510

Real Estate — 3.1%
AvalonBay Communities, Inc.	15,496	2,876,213
First Capital Real Estate Investment Trust	300,337	4,909,097
Total Real Estate		7,785,310

Utilities — 11.8%
AES Corp. (The)	522,275	7,666,997
Boralex, Inc., Class A(a)	161,058	4,257,070
Dominion Energy, Inc.(a)	129,067	8,927,564
Northwestern Energy Group, Inc.	128,204	8,812,743
Total Utilities		29,664,374

Total Common Stocks
(Cost $212,780,313)		223,147,226

Exchange Traded Vehicle — 2.1%

Fixed Income Fund — 2.1%
iShares 0-1 Year Treasury Bond ETF(a)
(Cost $5,292,352)	47,987	5,297,765

Rights — 0.1%
Health Care — 0.1%
BIOGEN, Inc.*(b)	111,345	3,340
Epizyme, Inc.*(b)	1,957,185	39,144
Vigil Neuroscience, Inc.*(b)	55,277	2,764

Total Rights
(Cost $0)		45,248

Short-Term Investments — 9.7%

Money Market Funds — 9.7%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(c)(d)	1,114,539	1,114,539
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.64%(c)	23,355,922	23,355,922

Total Short-Term Investments
(Cost $24,470,461)		24,470,461

Total Investments — 100.6% (Cost $242,543,126)		252,960,700
Other Assets and Liabilities, Net — (0.6)%		(1,395,214)
Net Assets — 100.0%		$251,565,486

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $19,312,187; total market value of collateral held by the Fund was $19,830,636. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $18,716,097.
(b)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(c)	Reflects the 1-day yield at July 31, 2026.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLIM Merger Arbitrage ETF (formerly, NYLI Merger Arbitrage ETF) (continued)

July 31, 2026 (unaudited)

Total Return Swap contracts outstanding at July 31, 2026:

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short(e)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Amazon.com, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	$(4,040,839)	$—
Anglo American PLC	Morgan Stanley	1-Day FEDEF - 0.35%	5/07/2027	Monthly	(14,260,419)	(15)
Banco Santander SA	Morgan Stanley	1-Day FEDEF - 0.50%	5/07/2027	Monthly	(2,102,632)	5
Black Hills Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(8,946,682)	—
Boston Scientific Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(796,513)	—
Brink's Co. (The)	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(1,612,341)	—
Choice Properties Real Estate Investment Trust	Morgan Stanley	1-Day FEDEF - 0.35%	5/08/2028	Monthly	(1,091,229)	(4)
Cintas Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(2,571,585)	—
Corebridge Financial, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(7,082,220)	—
Deutsche Boerse AG	Morgan Stanley	1-Day FEDEF - 0.40%	5/07/2027	Monthly	(1,772,710)	1
Fox Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(1,131,584)	—
GFL Environmental, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(3,083,546)	—
Invesco CurrencyShares Japanese Yen Trust	Morgan Stanley	1-Day FEDEF - 2.44%	2/02/2027	Monthly	(1,666,662)	—
Kimberly-Clark Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(6,368,729)	—
NextEra Energy, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(9,129,468)	—
Olin Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(1,126,056)	—
ON Semiconductor Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(1,501,216)	—
Patrick Industries, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(1,094,530)	—
Regis Resources Ltd.	Morgan Stanley	1-Day FEDEF - 0.40%	1/08/2027	Monthly	(2,358,448)	(9)
Shell PLC	Morgan Stanley	1-Day FEDEF - 0.35%	5/07/2027	Monthly	(6,007,735)	6
Skyworks Solutions, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(4,112,784)	—
Union Pacific Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(9,516,135)	—
Vivmark Resident	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(2,875,890)	—
						$(16)

At July 31, 2026 there was no collateral held or posted.

(e) Portfolio receives on long positions or pays on short positions the floating rate total return of the reference rate entity.

(f) Reflects the value at reset date of July 31, 2026.

Abbreviation

FEDEF — Federal Funds Effective Rate

Schedule of Investments ─ NYLIM Merger Arbitrage ETF (formerly, NYLI Merger Arbitrage ETF) (continued)

July 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks	$223,147,226	$—	$—		$223,147,226
Exchange Traded Vehicle	5,297,765	—	—		5,297,765
Rights	—	—	45,248	(h)	45,248
Short-Term Investments:
Money Market Funds	24,470,461	—	—		24,470,461
Total Investments in Securities	252,915,452	—	45,248		252,960,700
Other Financial Instruments:(i)
Swap Contracts	—	12	—		12
Total Investments in Securities and Other Financial Instruments	$252,915,452	$12	$45,248		$252,960,712
Liability Valuation Inputs
Other Financial Instruments:(i)
Swap Contracts	$—	$(28)	$—		$(28)

(g)	For a complete listing of investments and their industries, see the Schedule of Investments.
(h)	The Level 3 securities, valued in total at $45,248, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.